PENSION AND EMPLOYEE FUTURE BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
PENSION AND EMPLOYEE FUTURE BENEFITS

29. PENSION AND EMPLOYEE FUTURE BENEFITS

Brookfield Renewable offers a number of pension plans to its employees, as well as certain health care, dental care, life insurance and other benefits to certain retired employees pursuant to Brookfield Renewable’s policy. The plans are funded by contributions from Brookfield Renewable and from plan members. Pension benefits are based on length of service and final average earnings and some plans are indexed for inflation after retirement. The pension plans relating to employees of Brookfield Renewable have been included in the consolidated financial statements.

The Brookfield Renewable Pension Governance Committee (BRGC) is responsible for the implementation of strategic decisions and monitoring of the administration of Brookfield Renewable’s defined benefit pension plans.  Specifically, the BRGC will establish the investment strategies, approve the funding policies as well as assess that Brookfield Renewable has complied with all applicable law, fiduciary, reporting and disclosure requirements.

Actuarial valuations for Brookfield Renewable’s pension plans are required as per governing provincial or federal regulations. For the United States registered plans, actuarial valuations are required annually. For the Canadian registered plans, actuarial valuations are required on a triennial basis if the funding level of the plan is above a certain threshold. Currently, all Canadian plans are on a triennial schedule. In the Colombian business, there are obligations for pension plans and other employee benefits. Actuarial valuations on these obligations are performed annually by qualified, independent actuaries.

The dates of the most recent actuarial valuations for Brookfield Renewable’s pension and non-pension benefit plans range from January 2015 to January 2018. Brookfield Renewable measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year.

The benefit liabilities represent the amount of pension and other employee future benefits that Brookfield Renewable’s employees and retirees have earned at year-end. The benefit obligation under these plans is determined through periodic actuarial reports which were based on the assumptions indicated in the following table.

Actuarial assumptions as at December 31:

	Defined benefit			Non-pension			Defined benefit			Non-pension			Defined benefit			Non-pension
	pension plans			benefit plans			pension plans			benefit plans			pension plans			benefit plans
	2017						2016						2015
	(%)						(%)						(%)
Discount rate	2.4	-	7.3	3.7	-	7.1	2.2	-	7.3	4.1	-	7.3	2.9	-	4.7	4.2	-	4.7
Rate of price inflation	1.5	-	3.5	N/A			1.5	-	3.5	N/A			2.0	-	2.5	N/A
Rate of compensation
increases	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	3.0	2.5	-	3.0
Health care trend rate(1)	N/A			5.3	-	6.9	N/A			5.3	-	6.9	N/A			6.3	-	7.1

Assumed immediate trend rate at year-end.

Plan obligations and the annual pension expense are determined on an actuarial basis and are affected by numerous assumptions and estimates including the market value of plan assets, discount rates, rate of compensation increases and other assumptions. The discount rate, rate of price inflation and inflation-linked assumptions and health care cost trend rate are the assumptions that generally have the most significant impact on the benefit obligations.

The discount rate for benefit obligation purposes is determined, as far as possible, by reference to market yields on high quality corporate bonds. In Colombia deep market in bonds does not exist. Accordingly, the discount rate is determined by reference to yields on government bonds. Rate of compensation increases reflect the best estimate of merit increases to be provided, consistent with assumed inflation rates.

A 50 basis point change in the assumptions mentioned before, used for the calculation of the benefit obligations as at December 31, 2017, would result in the following increase (decrease) of the benefit obligations:

	Defined benefit	Non-pension
(MILLIONS)	pension plans	benefit plans
Discount rate
50 basis point increase	(11)	(4)
50 basis point decrease	13	5
Rate of price inflation and inflation-linked assumptions
50 basis point increase	4	N/A
50 basis point decrease	(4)	N/A
Health care cost trend rate
50 basis point increase	N/A	4
50 basis point decrease	N/A	(3)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Current service costs	$3	$1	$3	$1	$3	$1
Past service costs (recovery)	(1)	-	-	-	1	(1)
Interest expense	2	3	2	3	1	2
Administrative expenses	1	-	1	-	1	-
Recognized in consolidated
statement of income	5	4	6	4	6	2
Remeasurement of the net
defined benefit liability:
Return on plan assets	(8)	-	(2)	-	(1)	-
Actuarial changes arising
from changes in
demographic assumptions	1	(2)	(1)	(1)	2	(5)
Actuarial changes arising
from changes in
financial assumptions	7	3	5	1	(2)	(1)
Experience adjustments	-	1	-	-	2	-
Recognized in consolidated
statement of comprehensive
income	-	2	2	-	1	(6)
Total	$5	$6	$8	$4	$7	$(4)

The amounts included in the consolidated statements of financial position arising from Brookfield Renewable’s obligations in respect of its defined benefit plans are as follows:

	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Present value of defined
benefit obligation	$172	$57	$158	$53	$124	$35
Fair value of plan assets	(135)	(5)	(119)	(5)	(103)	-
Net liability	$37	$52	$39	$48	$21	$35

Defined benefit obligations

The movement in the defined benefit obligation for the year ended December 31 is as follows:

	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Balance, beginning of year	$158	$53	$124	$35	$128	$43
Current service cost	3	1	3	1	3	1
Past service (recovery) cost	(1)	-	-	-	1	(1)
Interest expense	7	3	7	3	5	2
Remeasurement losses (gains)
Actuarial changes arising
from changes in
demographic assumptions	1	(2)	(1)	(1)	2	(5)
Actuarial changes arising
from changes in
financial assumptions	7	3	5	1	(2)	(1)
Experience adjustments	-	1	-	-	2	-
Benefits paid	(7)	(2)	(8)	(2)	(5)	(2)
Business combination	-	-	25	14	-	-
Exchange differences	4	-	3	2	(10)	(2)
Balance, end of year	$172	$57	$158	$53	$124	$35

Expected employer’s contributions to the defined benefit plans for the year ended December 31, 2018 are $6 million.

Fair value of plan assets

The movement in the fair value of plan assets for the year ended December 31 is as follows:

	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Balance, beginning of year	$119	$5	$103	$-	$108	$-
Interest income	5	-	5	-	4	-
Return on plan assets	8	-	2	-	1	-
Employer contributions	5	2	7	3	5	2
Business combination	-	-	9	4	-	-
Benefits paid	(7)	(2)	(8)	(2)	(5)	(2)
Exchange differences	5	-	1	-	(10)	-
Balance, end of year	$135	$5	$119	$5	$103	$-

The composition of plan assets as at December 31 is as follows:

	2017	2016
	(%)	(%)
Asset category:
Cash and cash equivalents	2	5
Equity securities	54	50
Debt securities	44	44
Real estate	-	1
	100	100